PIA BBB BOND FUND
Schedule of Investments - February 28, 2022 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	90.9%
	Aerospace & Defense	3.2%
	Boeing Co.
$2,450,000	5.15%, due 5/1/30		$2,704,825
1,400,000	5.705%, due 5/1/40		1,629,250
	Northrop Grumman Corp.
1,000,000	4.40%, due 5/1/30		1,102,628
	Raytheon Technologies Corp.
1,000,000	3.50%, due 3/15/27		1,048,063
1,000,000	1.90%, due 9/1/31		911,341
1,000,000	4.35%, due 4/15/47		1,098,449
			8,494,556
	Agricultural Chemicals	0.3%
	Nutrien Ltd.
700,000	2.95%, due 5/13/30		697,146
	Agriculture	0.2%
	Bunge Limited Finance Corp.
600,000	3.75%, due 9/25/27		624,702
	Airlines	1.1%
	Delta Air Lines, Inc.
2,000,000	2.90%, due 10/28/24		1,976,980
	Southwest Airlines Co.
500,000	5.125%, due 6/15/27		555,202
	United Airlines 2020-1, Pass Through Trust Class B
432,000	4.875%, due 7/15/27		441,729
			2,973,911
	Auto Parts	0.2%
	AutoZone, Inc.
600,000	3.125%, due 7/15/23		609,771
	Autos	0.3%
	Ford Motor Credit Co. LLC
500,000	3.815%, due 11/2/27		496,135
	General Motors Co.
400,000	5.20%, due 4/1/45		433,225
			929,360
	Banks	5.5%
	Barclays Bank Plc
1,000,000	4.836%, due 5/9/28		1,057,943
	Citigroup, Inc.
1,700,000	4.45%, due 9/29/27		1,818,793
540,000	5.30%, due 5/6/44		636,747
	Cooperatieve Rabobank UA
1,000,000	3.75%, due 7/21/26		1,032,589
	Credit Suisse Group AG
1,050,000	4.55%, due 4/17/26		1,110,346
	Fifth Third Bancorp
225,000	8.25%, due 3/1/38		338,574
	Lloyds Banking Group Plc
800,000	4.65%, due 3/24/26		844,981
	Morgan Stanley
400,000	2.484% (SOFR + 1.360%), due 9/16/36 (g)		363,404
	Natwest Group Plc

1,700,000	4.269% (3 Month LIBOR USD + 1.762%), due 3/22/25 (g)		1,759,572
	Regions Financial Corp.
1,000,000	1.80%, due 8/12/28		939,556
	Santander Holdings USA, Inc.
700,000	3.45%, due 6/2/25		712,477
	Santander UK Group Holdings Plc
2,000,000	1.089% (SOFR + 0.787%), due 3/15/25 (g)		1,941,875
	Westpac Banking Corp.
300,000	3.133%, due 11/18/41		269,295
	Zions Bancorp NA
2,000,000	3.25%, due 10/29/29		2,009,671
			14,835,823
	Beverages	0.6%
	Constellation Brands, Inc.
700,000	2.875%, due 5/1/30		683,320
	Keurig Dr Pepper, Inc.
1,000,000	3.20%, due 5/1/30		1,010,816
			1,694,136
	Biotechnology	2.2%
	Amgen, Inc.
1,000,000	2.20%, due 2/21/27		987,857
500,000	2.80%, due 8/15/41		440,760
1,006,000	4.663%, due 6/15/51		1,125,838
	Biogen, Inc.
700,000	2.25%, due 5/1/30		641,165
	Gilead Sciences, Inc.
2,200,000	1.65%, due 10/1/30		2,000,345
500,000	2.60%, due 10/1/40		431,650
	Royalty Pharma Plc
500,000	2.15%, due 9/2/31		447,763
			6,075,378
	Broker	1.0%
	Goldman Sachs Group, Inc.
950,000	6.75%, due 10/1/37		1,248,325
	Merrill Lynch & Co., Inc.
1,050,000	6.11%, due 1/29/37		1,307,335
			2,555,660
	Brokerage Asset Managers Exchanges	0.4%
	Brightsphere Investment Group, Inc.
1,000,000	4.80%, due 7/27/26		971,315
	Building Materials	0.4%
	Carrier Global Corp.
240,000	2.70%, due 2/15/31		232,285
	Masco Corp.
1,000,000	2.00%, due 10/1/30		913,851
			1,146,136
	Cable & Satellite	1.0%
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,000,000	2.80%, due 4/1/31		933,826
1,000,000	2.30%, due 2/1/32		887,031
1,000,000	3.90%, due 6/1/52		873,091
			2,693,948
	Casino Hotels	0.3%
	Sands China Ltd.
1,000,000	2.30%, due 3/8/27 (c)		870,000

	Cellular Telecom	1.7%
	T-Mobile USA, Inc.
1,600,000	3.875%, due 4/15/30		1,655,411
600,000	2.25%, due 11/15/31		543,640
1,100,000	3.40%, due 10/15/52 (c)		972,203
	Vodafone Group Plc
1,400,000	4.375%, due 5/30/28		1,517,534
			4,688,788
	Chemicals	0.2%
	Dow Chemical Co.
396,000	7.375%, due 11/1/29		512,402
	Chemicals - Diversified	0.4%
	DuPont de Nemours, Inc.
1,000,000	4.725%, due 11/15/28		1,108,885
	Coatings/Paint	0.2%
	Sherwin-Williams Co.
600,000	2.20%, due 3/15/32		560,076
	Commercial Finance	0.2%
	Air Lease Corp.
450,000	2.875%, due 1/15/26		448,896
	Commercial Services	0.9%
	Global Payments, Inc.
500,000	1.20%, due 3/1/26		472,536
	Moody's Corp.
250,000	2.00%, due 8/19/31		229,208
250,000	3.10%, due 11/29/61		211,236
	Quanta Services, Inc.
1,500,000	2.90%, due 10/1/30		1,439,333
			2,352,313
	Communications Equipment	0.2%
	Harris Corp.
500,000	6.15%, due 12/15/40		654,366
	Computers	0.9%
	Dell International LLC / EMC Corp.
900,000	6.02%, due 6/15/26		1,005,623
500,000	6.20%, due 7/15/30		592,136
500,000	3.45%, due 12/15/51 (c)		423,130
	HP, Inc.
500,000	3.40%, due 6/17/30		505,211
			2,526,100
	Construction Materials Manufacturing	0.2%
	Vulcan Materials Co.
620,000	3.90%, due 4/1/27		653,521
	Consumer Finance	0.2%
	Synchrony Financial
500,000	4.50%, due 7/23/25		525,530
	Consumer Products	0.2%
	Church & Dwight Co., Inc.
500,000	3.15%, due 8/1/27		516,232
	Diversified Banks	0.4%
	Deutsche Bank AG
1,000,000	4.10%, due 1/13/26		1,038,344

	Diversified Financial Services	2.9%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1,000,000	4.50%, due 9/15/23		1,030,980
1,500,000	3.30%, due 1/30/32		1,425,438
	Ally Financial, Inc.
500,000	2.20%, due 11/2/28		468,424
	Blackstone Secured Lending Fund
1,000,000	3.625%, due 1/15/26		1,002,781
	Capital One Financial Corp.
1,400,000	3.65%, due 5/11/27		1,452,302
	GE Capital International Funding Co. Unlimited Co.
433,000	4.418%, due 11/15/35		487,248
	Intercontinental Exchange, Inc.
1,000,000	1.85%, due 9/15/32		892,761
	Nomura Holdings, Inc.
1,000,000	2.172%, due 7/14/28		942,487
			7,702,421
	Diversified Manufacturing Operations	0.2%
	Parker-Hannifin Corp.
550,000	3.25%, due 6/14/29		561,142
	E-Commerce & Products	0.2%
	eBay, Inc.
500,000	2.60%, due 5/10/31		475,465
	Electric - Distribution	0.2%
	Sempra Energy
600,000	4.125% (5 Year CMT Rate + 2.868%), due 4/1/52 (g)		567,642
	Electric - Integrated	4.2%
	Constellation Energy Generation LLC
2,000,000	3.25%, due 6/1/25		2,044,542
	Dominion Energy, Inc.
500,000	2.25%, due 8/15/31		463,076
	DTE Energy Co.
600,000	1.05%, due 6/1/25		573,871
	Duke Energy Corp.
950,000	2.45%, due 6/1/30		902,864
1,000,000	3.30%, due 6/15/41		914,645
	Eversource Energy
500,000	2.55%, due 3/15/31		477,652
	FirstEnergy Corp.
700,000	2.25%, due 9/1/30		636,157
	NextEra Energy Capital Holdings, Inc.
400,000	2.25%, due 6/1/30		371,527
	Pacific Gas and Electric Co.
5,000,000	3.50%, due 8/1/50		4,129,972
	Southwestern Electric Power Co.
400,000	3.25%, due 11/1/51		352,692
	Xcel Energy, Inc.
500,000	2.35%, due 11/15/31		471,775
			11,338,773
	Electric Utilities	0.4%
	Dominion Resources, Inc.
470,000	4.90%, due 8/1/41		526,942
	NiSource Finance Corp.
400,000	5.25%, due 2/15/43		452,197
			979,139
	Electrical Equipment Manufacturing	0.3%
	Fortive Corp.
750,000	3.15%, due 6/15/26		775,212

	Electronic Components and Semiconductors	1.2%
	Broadcom, Inc.
1,016,000	4.15%, due 11/15/30		1,066,654
1,500,000	3.419%, due 4/15/33 (c)		1,464,388
55,000	3.187%, due 11/15/36 (c)		51,113
	Micron Technology, Inc.
250,000	2.703%, due 4/15/32		234,171
	NXP BV / NXP Funding LLC / NXP USA, Inc.
500,000	2.50%, due 5/11/31 (c)		468,829
			3,285,155
	Electronic Instrumentation	0.1%
	Agilent Technologies, Inc.
215,000	2.30%, due 3/12/31		201,194
	Electronics	0.2%
	Roper Technologies, Inc.
650,000	1.40%, due 9/15/27		607,456
	Enterprise Software & Services	2.1%
	Oracle Corp.
1,685,000	1.65%, due 3/25/26		1,616,472
1,700,000	2.875%, due 3/25/31		1,624,428
1,400,000	3.65%, due 3/25/41		1,268,797
1,350,000	3.95%, due 3/25/51		1,237,408
			5,747,105
	Environmental Control	0.4%
	Republic Services, Inc.
1,000,000	0.875%, due 11/15/25		944,495
	Finance Companies	0.4%
	FS KKR Capital Corp.
1,000,000	4.625%, due 7/15/24		1,031,356
	Financial Services	0.5%
	Legg Mason, Inc.
500,000	5.625%, due 1/15/44		620,694
	Leucadia National Corp.
700,000	5.50%, due 10/18/23		722,629
			1,343,323
	Food	1.3%
	ConAgra Brands, Inc.
1,300,000	7.00%, due 10/1/28		1,603,457
	General Mills, Inc.
2,000,000	2.25%, due 10/14/31		1,881,602
			3,485,059
	Food - Confectionery	0.7%
	Mondelez International, Inc.
2,000,000	1.50%, due 2/4/31		1,784,785
	Food - Meat Products	0.2%
	Tyson Foods, Inc.
600,000	4.35%, due 3/1/29		650,233
	Food - Retail	0.4%
	Kroger Co.
1,000,000	2.20%, due 5/1/30		946,564
	Food and Beverage	2.1%
	Anheuser-Busch InBev Worldwide, Inc.
1,500,000	4.00%, due 4/13/28		1,600,719
1,600,000	4.35%, due 6/1/40		1,703,942
2,100,000	4.50%, due 6/1/50		2,312,904
			5,617,565

	Food Wholesale/Distribution	0.3%
	Sysco Corp.
464,000	5.95%, due 4/1/30		555,499
400,000	3.15%, due 12/14/51		349,154
			904,653
	Gaming	0.2%
	Las Vegas Sands Corp.
500,000	3.90%, due 8/8/29		480,015
	General Industrial Machinery	0.4%
	IDEX Corp.
1,000,000	3.00%, due 5/1/30		985,961
	Hand & Machine Tools	0.1%
	Kennametal, Inc.
330,000	2.80%, due 3/1/31		317,081
	Health and Personal Care Stores	1.7%
	CVS Health Corp.
620,000	3.875%, due 7/20/25		649,010
2,150,000	3.75%, due 4/1/30		2,253,106
500,000	5.125%, due 7/20/45		579,254
1,000,000	5.05%, due 3/25/48		1,164,140
			4,645,510
	Health Care Facilities and Services	0.2%
	Laboratory Corporation of America Holdings
640,000	3.25%, due 9/1/24		654,119
	Healthcare	0.1%
	DH Europe Finance II
350,000	2.60%, due 11/15/29		341,895
	Healthcare - Products	0.5%
	Boston Scientific Corp.
560,000	2.65%, due 6/1/30		543,431
	Danaher Corp.
1,000,000	2.60%, due 10/1/50		857,411
			1,400,842
	Healthcare - Services	0.8%
	CommonSpirit Health
600,000	2.782%, due 10/1/30		585,944
	HCA, Inc.
1,000,000	4.125%, due 6/15/29		1,049,031
	Humana, Inc.
500,000	4.875%, due 4/1/30		562,977
			2,197,952
	Healthcare REITs	0.6%
	Sabra Health Care LP
1,000,000	3.90%, due 10/15/29		1,004,411
	Welltower, Inc.
700,000	2.75%, due 1/15/31		678,056
			1,682,467
	Insurance	2.1%
	American International Group, Inc.
115,000	3.40%, due 6/30/30		118,209
	Anthem, Inc.
1,000,000	2.375%, due 1/15/25		1,005,461
600,000	4.65%, due 8/15/44		671,922
	Aon Corp.
600,000	2.80%, due 5/15/30		590,643
	AXA SA
500,000	8.60%, due 12/15/30		674,799

	Fairfax Financial Holdings Ltd.
1,000,000	3.375%, due 3/3/31		989,081
	Lincoln National Corp.
120,000	3.80%, due 3/1/28		127,024
	Markel Corp.
20,000	4.90%, due 7/1/22		20,236
	Metlife, Inc.
855,000	6.40%, due 12/15/66 (f)		962,901
	Prudential Financial, Inc.
500,000	5.125% (5 Year CMT Rate + 3.162%), due 3/1/52 (g)		504,425
			5,664,701
	Integrated Oils	0.3%
	Ecopetrol S.A.
900,000	4.125%, due 1/16/25		900,797
	Life Insurance	0.4%
	AXA Equitable Holdings, Inc.
1,000,000	5.00%, due 4/20/48		1,111,055
	Media	1.7%
	Discovery Communications LLC
1,000,000	3.625%, due 5/15/30		1,003,456
	Fox Corp.
975,000	4.709%, due 1/25/29		1,065,148
	Time Warner Entertainment Company, LP
810,000	8.375%, due 7/15/33		1,106,094
	Viacom Inc.
700,000	3.875%, due 4/1/24		729,001
610,000	4.375%, due 3/15/43		608,478
			4,512,177
	Medical Equipment and Supplies Manufacturing	0.7%
	Becton Dickinson and Co.
626,000	4.685%, due 12/15/44		698,425
	Smith & Nephew Plc
1,400,000	2.032%, due 10/14/30		1,271,809
			1,970,234
	Medical Products	0.4%
	Stryker Corp.
700,000	1.95%, due 6/15/30		648,519
	Zimmer Biomet Holdings, Inc.
500,000	3.05%, due 1/15/26		508,918
			1,157,437
	Metals	0.4%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40		970,343
	Metals and Mining	0.3%
	Newmont Corp.
800,000	4.875%, due 3/15/42		920,232
	Nondepository Credit Intermediation	1.2%
	General Motors Financial Co., Inc.
600,000	4.00%, due 1/15/25		621,879
1,300,000	3.60%, due 6/21/30		1,305,368
1,500,000	2.35%, due 1/8/31		1,365,020
			3,292,267
	Office Property REITs	0.5%
	Alexandria Real Estate Equities, Inc.
650,000	1.875%, due 2/1/33		575,181
	Boston Properties LP
675,000	3.25%, due 1/30/31		673,674
			1,248,855

	Oil and Gas	4.2%
	Cenovus Energy, Inc.
1,000,000	2.65%, due 1/15/32		929,573
	Diamondback Energy, Inc.
500,000	3.125%, due 3/24/31		488,447
	Enterprise Products Operating LLC
1,200,000	2.80%, due 1/31/30		1,183,276
850,000	4.85%, due 8/15/42		922,918
500,000	3.30%, due 2/15/53		437,760
	Hess Corp.
800,000	5.60%, due 2/15/41		917,379
	Kinder Morgan Energy Partners
1,270,000	5.80%, due 3/15/35		1,489,570
	Kinder Morgan, Inc.
600,000	2.00%, due 2/15/31		539,539
700,000	5.55%, due 6/1/45		800,678
	Pemex Master Trust
1,150,000	6.625%, due 6/15/35		1,043,338
	Pioneer Natural Resources Co.
1,000,000	2.15%, due 1/15/31		923,102
	Valero Energy Corp.
750,000	2.80%, due 12/1/31		709,053
655,000	6.625%, due 6/15/37		825,826
			11,210,459
	Oil and Gas Extraction	0.3%
	Canadian Natural Resources Ltd.
700,000	4.95%, due 6/1/47		789,043
	Oil and Gas Services and Equipment	0.4%
	Halliburton Co.
24,000	3.80%, due 11/15/25		25,153
1,000,000	2.92%, due 3/1/30		983,980
			1,009,133
	Oil Refining & Marketing	0.3%
	Phillips 66
950,000	1.30%, due 2/15/26		905,208
	Packaging & Containers	0.6%
	Berry Global, Inc.
1,000,000	1.57%, due 1/15/26		953,838
	WRKCo, Inc.
500,000	3.90%, due 6/1/28		521,498
			1,475,336
	Paper	0.7%
	International Paper Co.
700,000	6.00%, due 11/15/41		873,951
	Weyerhaeuser Co.
800,000	7.375%, due 3/15/32		1,083,859
			1,957,810
	Petroleum and Coal Products Manufacturing	0.2%
	Suncor Energy, Inc.
500,000	3.75%, due 3/4/51		478,157

	Pharmaceuticals	3.0%
	AbbVie, Inc.
700,000	3.20%, due 11/21/29		709,974
2,200,000	4.55%, due 3/15/35		2,423,658
800,000	4.40%, due 11/6/42		859,298
268,000	4.75%, due 3/15/45		296,779
	Cardinal Health, Inc.
125,000	3.41%, due 6/15/27		129,563
	Cigna Corp.
500,000	4.50%, due 2/25/26		535,724
1,600,000	2.40%, due 3/15/30		1,522,243
600,000	3.40%, due 3/15/50		546,578
	Viatris, Inc.
600,000	2.70%, due 6/22/30		562,567
	Zoetis, Inc.
600,000	2.00%, due 5/15/30		557,558
			8,143,942
	Pipeline Transportation of Crude Oil	0.2%
	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25		505,501
	Pipeline Transportation of Natural Gas	0.9%
	Williams Companies, Inc.
1,000,000	2.60%, due 3/15/31		945,136
	Williams Partners LP
800,000	3.90%, due 1/15/25		832,050
500,000	5.10%, due 9/15/45		551,031
			2,328,217
	Pipelines	2.8%
	Boardwalk Pipelines LP
500,000	3.60%, due 9/1/32		494,898
	El Paso Electric Co.
850,000	6.00%, due 5/15/35		1,059,527
	Enbridge, Inc.
1,000,000	3.125%, due 11/15/29		1,000,095
250,000	3.40%, due 8/1/51		226,083
	Energy Transfer LP
500,000	4.25%, due 4/1/24		515,242
	Energy Transfer Partners LP
1,000,000	7.60%, due 2/1/24		1,078,339
	MPLX LP
1,315,000	4.25%, due 12/1/27		1,387,902
	Plains All American Pipeline LP / PAA Finance Corp.
546,000	3.80%, due 9/15/30		548,162
	TransCanada PipeLines Ltd.
1,100,000	4.10%, due 4/15/30		1,162,711
			7,472,959
	Property & Casualty Insurance	1.5%
	Fidelity National Financial, Inc.
2,000,000	2.45%, due 3/15/31		1,866,292
	Hanover Insurance Group, Inc.
1,400,000	4.50%, due 4/15/26		1,500,137
	Mercury General Corp.
500,000	4.40%, due 3/15/27		530,769
			3,897,198
	Railroad	1.3%
	Canadian Pacific Railway Co.
700,000	2.90%, due 2/1/25		713,731
1,000,000	2.45%, due 12/2/31		960,740
	Norfolk Southern Corp.
700,000	3.85%, due 1/15/24		723,224
250,000	2.30%, due 5/15/31		241,393
1,000,000	2.90%, due 8/25/51		872,115
			3,511,203

	Real Estate	1.5%
	American Homes 4 Rent LP
1,000,000	4.25%, due 2/15/28		1,058,113
	Crown Castle International Corp.
500,000	3.65%, due 9/1/27		517,998
600,000	2.25%, due 1/15/31		548,036
	Essex Portfolio, LP
1,000,000	3.375%, due 4/15/26		1,032,280
	STORE Capital Corp.
810,000	4.50%, due 3/15/28		869,735
			4,026,162
	Real Estate Investment Trusts	0.2%
	Ventas Realty LP
500,000	3.75%, due 5/1/24		515,352
	Refining & Marketing	0.2%
	Marathon Petroleum Corp.
500,000	3.625%, due 9/15/24		513,719
	REITS - Diversified	0.3%
	Equinix, Inc.
500,000	1.55%, due 3/15/28		460,446
	GLP Capital LP / GLP Financing II, Inc.
250,000	3.25%, due 1/15/32		235,034
			695,480
	REITS - Health Care	0.5%
	Healthpeak Properties, Inc.
350,000	2.125%, due 12/1/28		336,924
	Omega Healthcare Investors, Inc.
1,000,000	3.25%, due 4/15/33		917,759
			1,254,683
	REITS - Office Property	0.2%
	Corporate Office Properties LP
500,000	2.75%, due 4/15/31		470,160
	REITS - Single Tenant	0.4%
	Realty Income Corp.
1,000,000	3.10%, due 12/15/29		1,005,520
	REITS - Warehouse/Industrial	0.3%
	Duke Realty LP
1,000,000	1.75%, due 2/1/31		901,221
	Residential Building	0.7%
	DR Horton, Inc.
2,000,000	2.60%, due 10/15/25		2,006,549
	Restaurants	1.0%
	McDonald's Corp.
1,100,000	3.50%, due 7/1/27		1,154,499
550,000	4.875%, due 12/9/45		623,393
	Starbucks Corp.
1,000,000	2.55%, due 11/15/30		960,962
			2,738,854

	Retail	0.8%
	AutoNation, Inc.
200,000	3.50%, due 11/15/24		206,244
	Lowe's Cos., Inc.
1,000,000	4.50%, due 4/15/30		1,104,202
500,000	1.70%, due 10/15/30		450,211
	Tractor Supply Co.
500,000	1.75%, due 11/1/30		444,085
			2,204,742
	Retail - Auto Parts	0.2%
	Genuine Parts Co.
500,000	1.875%, due 11/1/30		449,059
	Retail - Drug Store	0.4%
	Walgreens Boots Alliance, Inc.
1,000,000	3.20%, due 4/15/30		1,011,375
	Software	0.5%
	Fiserv, Inc.
600,000	3.85%, due 6/1/25		624,966
	VMware, Inc.
550,000	4.65%, due 5/15/27		596,535
			1,221,501
	Software & Services	0.5%
	Equifax, Inc.
500,000	3.10%, due 5/15/30		495,737
	Hewlett Packard Enterprise Co.
700,000	4.90%, due 10/15/25 (b)		751,925
			1,247,662
	Telecommunications	3.0%
	Bell Telephone Co. of Canada / Bell Canada
1,000,000	2.15%, due 2/15/32		918,322
	British Telecommunications Plc
855,000	9.625%, due 12/15/30 (d)		1,206,357
	Deutsche Telekom International Finance
345,000	8.75%, due 6/15/30 (e)		477,800
	France Telecom SA
575,000	5.375%, due 1/13/42		693,506
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25		446,373
	Juniper Networks, Inc.
3,000,000	2.00%, due 12/10/30		2,686,725
	Rogers Communications, Inc.
989,000	5.00%, due 3/15/44		1,071,891
	Telefonica Emisiones SAU
475,000	7.045%, due 6/20/36		617,837
			8,118,811
	Tobacco	1.4%
	Altria Group, Inc.
148,000	4.80%, due 2/14/29		160,031
1,600,000	3.40%, due 5/6/30		1,576,004
	BAT Capital Corp.
1,000,000	2.259%, due 3/25/28		935,246
600,000	4.54%, due 8/15/47		549,867
	Reynolds American, Inc.
600,000	4.45%, due 6/12/25		628,234
			3,849,382
	Transportation	1.0%
	CSX Corp.
1,390,000	6.22%, due 4/30/40		1,850,303
	FedEx Corp.
1,000,000	3.25%, due 5/15/41		934,018
			2,784,321

	Transportation and Logistics	0.2%
	Kirby Corp.
450,000	4.20%, due 3/1/28		464,388
	Travel & Lodging	0.2%
	Marriott International, Inc.
600,000	3.75%, due 3/15/25		619,341
	Trucking & Leasing	0.4%
	GATX Corp.
1,300,000	1.90%, due 6/1/31		1,170,351
	Utilities	0.4%
	Southern Co.
1,000,000	3.25%, due 7/1/26		1,027,270
	Waste and Environment Services and Equipment	0.3%
	Waste Management, Inc.
1,000,000	1.50%, due 3/15/31		894,582
	Water	0.2%
	American Water Capital Corp.
650,000	2.80%, due 5/1/30		643,776
	Wireless	0.5%
	American Tower Corp.
500,000	2.75%, due 1/15/27		499,654
1,000,000	1.875%, due 10/15/30		890,129
			1,389,783
	Wirelines	5.9%
	AT&T, Inc.
1,400,000	2.30%, due 6/1/27		1,382,651
875,000	2.55%, due 12/1/33		812,007
1,700,000	3.10%, due 2/1/43		1,516,497
2,368,000	3.50%, due 9/15/53		2,165,082
1,196,000	3.55%, due 9/15/55		1,081,513
727,000	3.80%, due 12/1/57		683,311
	Verizon Communications, Inc.
1,000,000	3.00%, due 3/22/27		1,019,953
2,550,000	3.15%, due 3/22/30		2,586,331
500,000	2.55%, due 3/21/31		480,260
1,500,000	4.862%, due 8/21/46		1,793,271
2,000,000	3.55%, due 3/22/51		1,932,840
600,000	2.987%, due 10/30/56		511,168
			15,964,884
	Total Corporate Bonds (cost $251,085,215)		245,033,066

	SOVEREIGN BONDS	5.4%
	Republic of Colombia
600,000	3.875%, due 4/25/27		578,586
600,000	3.125%, due 4/15/31		509,622
890,000	7.375%, due 9/18/37		990,681
	Republic of Indonesia
500,000	3.85%, due 10/15/30		532,359
	Republic of Italy
1,050,000	6.875%, due 9/27/23		1,131,430
	Republic of Panama
1,700,000	2.252%, due 9/29/32		1,503,531
750,000	6.70%, due 1/26/36		923,846
	Republic of Peru
400,000	3.00%, due 1/15/34		370,544
1,050,000	6.55%, due 3/14/37		1,330,145

	Republic of Philippines
1,625,000	5.00%, due 1/13/37		1,835,855
	Republic of Uruguay
69,914	8.00%, due 11/18/22		73,187
800,000	4.375%, due 1/23/31		879,408
	United Mexican States
1,300,000	4.50%, due 4/22/29		1,384,793
2,490,000	4.75%, due 3/8/44		2,470,889
	Total Sovereign Bonds (cost $15,252,777)		14,514,876

	U.S. GOVERNMENT AGENCIES & INSTRUMENTALITIES	1.8%
	U.S. Treasury Bond
4,870,000	1.25%, due 5/15/50		3,873,552
	U.S. Treasury Note
900,000	1.625%, due 5/15/31		884,567
	Total U.S. Government Agencies & Instrumentalities (cost $5,001,209)		4,758,119

	MONEY MARKET FUND	0.3%
890,474	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)		890,474
	Total Money Market Fund (cost $890,474)		890,474

	Total Investments (cost $272,229,675)	98.4%	265,196,535
	Other Assets less Liabilities	1.6%	4,322,902
	TOTAL NET ASSETS	100.0%	$269,519,437

(a)	Rate shown is the 7-day annualized yield as of February 28, 2022.
(b)	Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest
	rate shown is the rate in effect as of February 28, 2022, and remains in effect until the bond's maturity date.
(c)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securities Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	As of February 28, 2022, the value of these investments was $4,249,663 or 1.58% of total net assets.
(d)	Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter.
	Coupon rate increases by 25 basis points for each rating downgrade of one notch below A-/A3 made by
	Standard & Poor's or Moody's Investors Service, Inc. Coupon rate decreases by 25 basis points for each
	upgrade. The minimum coupon rate is 8.625%.
(e)	Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter.
	Coupon rate increases by 50 basis points if both Standard & Poor's and Moody's ratings are downgraded to
	less than an A rating. If the rating is then raised to higher than BBB, the coupon rate decreases by 50 basis points.
(f)	Coupon rate shown is the rate in effect as of February 28, 2022, and remains in effect until December 2031,
	after that date the bond will change to a Floating-Rate equal to the 3 Month LIBOR + 2.205%, if not
	called, until final maturity date.
(g)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect
	as of February 28, 2022.
	Basis point = 1/100th of a percent.
	CMT = Constant Maturity Treasury
	LIBOR = London Interbank Offered Rate
	SOFR = Secured Overnight Financing Rate

PIA BBB Bond Fund
Summary of Fair Value Disclosure at February 28, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2022:

	Level 1	Level 2	Level 3	Total

Fixed Income
Corporate Bonds	$-	$245,033,066	$-	$245,033,066
Sovereign Bonds	-	14,514,876	-	14,514,876
U.S. Government Agencies and Instrumentalities	-	4,758,119	-	4,758,119
Total Fixed Income	-	264,306,061	-	264,306,061
Money Market Fund	890,474	-	-	890,474
Total Investments	$890,474	$264,306,061	$-	$265,196,535

Refer to the Fund’s schedule of investments for a detailed break-out of securities.